Accumulated Other Comprehensive Income	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Accumulated Other Comprehensive Income

15. Accumulated Other Comprehensive Income

Comprehensive income is comprised of net income and other comprehensive income/(loss). We include unrealized gains and losses on available for sale debt securities related to Series A Biohaven Preferred Shares, which is the only component of accumulated other comprehensive income as of March 31, 2021 and December 31, 2020. As a result of the termination of interest rate swaps in February 2020, all amounts associated with interest rate swaps previously designated as cash flow hedges and recorded in accumulated other comprehensive income were released into earnings during the three months ended March 31, 2020.

Changes in accumulated other comprehensive income are as follows (in thousands):

Unrealized gain/(loss) on available for sale debt securities
Balance at December 31, 2020	$34,395
Reclassifications to net income	(8,197)
Activity for the period	2,712
Reclassifications from non-controlling interest	542

Balance at March 31, 2021	$29,452

The total reclassification of unrealized gains on available for sale debt securities of $15.5 million for the three months ended March 31, 2021 is presented in earnings within Interest income on the condensed consolidated statements of comprehensive income, including $8.2 million attributable to controlling interest as noted in the table above and $7.3 million attributable to the non-controlling interest.

15. Accumulated Other Comprehensive Income (Loss)

Comprehensive income is comprised of net income and other comprehensive income/(loss). We include unrealized gains and losses on available for sale debt securities and unrealized gains/(losses) on the interest rate swaps that were designated as cash flow hedges in other comprehensive income/(loss). Prior to January 1, 2018, unrealized gains and losses on available for sale equity securities were included in accumulated other comprehensive income/(loss). Beginning on January 1, 2018, following the adoption of ASU 2016-01, unrealized gains and losses on equity securities are recognized through earnings.

Changes in accumulated other comprehensive income/(loss) by component are as follows (in thousands):

	Unrealized gain/(loss) on equity securities	Unrealized gain/(loss) on available for sale debt securities	Unrealized gain/(loss) on interest rate swaps	Total Accumulated Other Comprehensive Income/(Loss)
Balance at December 31, 2017	$(2,863)	$402,502	$(18,258)	$381,381
Activity for the year	—	(402,502)	—	(402,502)
Cumulative adjustment for adoption of ASU 2016—01	2,863	—	—	2,863
Reclassifications to net income	—	—	8,003	8,003

Balance at December 31, 2018	—	—	(10,255)	(10,255)

Activity for the year	—	6,159	—	6,159
Reclassifications to net income	—	—	6,189	6,189

Balance at December 31, 2019	—	6,159	(4,066)	2,093

Reclassifications to net income	—	(10,921)	4,066	(6,855)
Activity for the year	—	60,617	—	60,617
Reclassifications to non-controlling interest	—	(24,022)	—	(24,022)
Reclassifications from non-controlling interest	—	2,562	—	2,562

Balance at December 31, 2020	$—	$34,395	$—	$34,395

The total reclassification of unrealized gains on available for sale debt securities of $20.6 million in 2020 is presented within interest income on the statement of comprehensive income, including the reclassification of $10.9 million attributable to controlling interest noted in the table above.